Financial Instruments - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 11,480	$ 13,980
Other internal metrics [Member] | Performing [Member]
Financing Receivable, Recorded Investment [Line Items]
Advances to equity accounted investments	$ 11,480	$ 13,980